Condensed Consolidated Statement of Stockholders' Deficit	USD ($)
Begining Balance at Dec. 31, 2013	$ (31,251)
Net loss	(195,261)
Ending Balance at Dec. 31, 2014	(226,512)
Net loss	(404,901)
Ending Balance at Dec. 31, 2015	(631,413)
Issuance of units	49,590
Net loss	(2,076,672)
Ending Balance at Sep. 30, 2016	$ (2,658,495)